Share Based Compensation (Summary Of The Status Of The Non-Vested Equity Shares) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Accumulated Other Comprehensive Income Loss [Line Items]
NES outstanding at June 1, 2009	1,103,368	2,052,808	1,840,248
Granted	811,020		873,048
Vested	(1,353,548)	(914,080)	(647,364)
Forfeited	(39,840)	(35,360)	(13,124)
NES outstanding at May 31, 2010	521,000	1,103,368	2,052,808	1,840,248
NES vested and expect to vest at May 31, 2012	491,125
Granted	$ 25.11		$ 19.35
Vested	$ 20.35	$ 13.61	$ 13.13
Forfeited	$ 24.25	$ 19.93	$ 12.75
NES outstanding at June 1, 2009	$ 20.47	$ 17.05	$ 15.57	$ 12.90
NES vested and expect to vest at May 31, 2012	$ 20.41